Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.68%
Aerospace & Defense–2.13%
Howmet Aerospace, Inc.	408,635	$39,106,370
Huntington Ingalls Industries, Inc.	119,883	33,564,842
		72,671,212
Air Freight & Logistics–0.97%
United Parcel Service, Inc., Class B	254,465	33,174,602
Application Software–2.12%
Salesforce, Inc.	161,407	41,772,131
Tyler Technologies, Inc.(b)	53,889	30,614,880
		72,387,011
Asset Management & Custody Banks–1.52%
BlackRock, Inc.	59,072	51,776,608
Automotive Parts & Equipment–0.80%
Aptiv PLC(b)	394,381	27,366,098
Broadline Retail–4.64%
Amazon.com, Inc.(b)	845,425	158,077,566
Building Products–0.88%
Johnson Controls International PLC	421,255	30,136,583
Communications Equipment–0.69%
Motorola Solutions, Inc.	58,595	23,374,717
Construction Materials–0.92%
CRH PLC	365,994	31,365,686
Consumer Finance–1.67%
American Express Co.	224,408	56,784,200
Consumer Staples Merchandise Retail–1.55%
Walmart, Inc.	771,345	52,945,121
Distillers & Vintners–1.05%
Constellation Brands, Inc., Class A	146,286	35,863,476
Diversified Banks–2.95%
JPMorgan Chase & Co.	473,067	100,668,658
Diversified Financial Services–0.74%
Equitable Holdings, Inc.	577,053	25,165,281
Electric Utilities–0.73%
PPL Corp.	842,780	25,047,422
Electrical Components & Equipment–2.60%
Emerson Electric Co.	427,368	50,049,067
Hubbell, Inc.	97,297	38,495,557
		88,544,624
Fertilizers & Agricultural Chemicals–0.74%
Mosaic Co. (The)	851,876	25,360,348
Health Care Equipment–2.40%
Boston Scientific Corp.(b)	544,935	40,259,798
Zimmer Biomet Holdings, Inc.	373,055	41,539,674
		81,799,472
Shares		Value
Health Care Facilities–1.31%
HCA Healthcare, Inc.	122,816	$44,588,349
Home Improvement Retail–1.41%
Lowe’s Cos., Inc.	195,682	48,041,888
Hotels, Resorts & Cruise Lines–1.96%
Royal Caribbean Cruises Ltd.(b)	249,830	39,153,358
Wyndham Hotels & Resorts, Inc.(c)	365,446	27,671,571
		66,824,929
Household Products–1.98%
Procter & Gamble Co. (The)	420,389	67,581,736
Human Resource & Employment Services–0.64%
Paylocity Holding Corp.(b)	145,583	21,847,641
Industrial REITs–1.47%
Prologis, Inc.	398,794	50,267,984
Insurance Brokers–1.35%
Arthur J. Gallagher & Co.	161,903	45,897,881
Integrated Oil & Gas–1.92%
Chevron Corp.	408,560	65,561,623
Integrated Telecommunication Services–1.54%
Verizon Communications, Inc.	1,297,772	52,585,721
Interactive Media & Services–6.37%
Alphabet, Inc., Class A	708,620	121,556,675
Meta Platforms, Inc., Class A	201,659	95,753,743
		217,310,418
Internet Services & Infrastructure–0.62%
MongoDB, Inc.(b)	83,963	21,188,903
Investment Banking & Brokerage–2.52%
Charles Schwab Corp. (The)	472,322	30,790,671
Morgan Stanley	339,559	35,045,885
Raymond James Financial, Inc.	172,561	20,017,076
		85,853,632
Life Sciences Tools & Services–1.88%
Danaher Corp.	111,488	30,891,095
Lonza Group AG (Switzerland)	49,893	33,224,206
		64,115,301
Managed Health Care–1.91%
UnitedHealth Group, Inc.	112,961	65,083,610
Movies & Entertainment–0.95%
Walt Disney Co. (The)	343,952	32,224,863
Multi-Family Residential REITs–0.87%
Mid-America Apartment Communities, Inc.	212,257	29,667,161
Multi-line Insurance–1.38%
American International Group, Inc.	594,774	47,123,944
Multi-Utilities–0.92%
Ameren Corp.	394,474	31,269,954

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Oil & Gas Exploration & Production–1.93%
APA Corp.	793,940	$24,762,988
Marathon Oil Corp.	1,467,657	41,167,779
		65,930,767
Personal Care Products–0.59%
BellRing Brands, Inc.(b)	392,021	20,102,837
Pharmaceuticals–3.53%
Eli Lilly and Co.	86,221	69,344,964
Pfizer, Inc.	849,119	25,932,094
Sanofi S.A., ADR	486,209	25,190,488
		120,467,546
Property & Casualty Insurance–0.62%
Hartford Financial Services Group, Inc. (The)	190,487	21,128,818
Regional Banks–0.98%
M&T Bank Corp.	194,248	33,443,678
Restaurants–1.14%
McDonald’s Corp.	146,203	38,802,276
Semiconductor Materials & Equipment–1.27%
Applied Materials, Inc.	204,342	43,361,372
Semiconductors–9.84%
Broadcom, Inc.	345,500	55,514,940
NVIDIA Corp.	1,980,337	231,739,036
Texas Instruments, Inc.	237,178	48,339,248
		335,593,224
Specialty Chemicals–0.65%
PPG Industries, Inc.	173,798	22,068,870
Systems Software–8.06%
GitLab, Inc., Class A(b)	354,522	18,162,162
Microsoft Corp.	613,902	256,825,902
		274,988,064
Technology Hardware, Storage & Peripherals–5.75%
Apple, Inc.	883,254	196,153,048
Shares		Value
Timber REITs–0.59%
Weyerhaeuser Co.	627,762	$19,937,721
Tobacco–1.56%
Philip Morris International, Inc.	462,674	53,281,538
Trading Companies & Distributors–0.69%
Air Lease Corp., Class A(c)	473,597	23,499,883
Transaction & Payment Processing Services–1.38%
Fiserv, Inc.(b)	288,167	47,135,476
Total Common Stocks & Other Equity Interests (Cost $2,232,140,979)		3,365,439,341
Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	19,584,838	19,584,838
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	36,392,675	36,392,675
Total Money Market Funds (Cost $55,977,513)		55,977,513
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $2,288,118,492)		3,421,416,854
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.16%
Invesco Private Government Fund, 5.30%(d)(e)(f)	10,973,451	10,973,451
Invesco Private Prime Fund, 5.48%(d)(e)(f)	28,645,685	28,654,279
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,627,730)		39,627,730
TOTAL INVESTMENTS IN SECURITIES–101.48% (Cost $2,327,746,222)		3,461,044,584
OTHER ASSETS LESS LIABILITIES—(1.48)%		(50,480,579)
NET ASSETS–100.00%		$3,410,564,005
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,795,162	$126,538,280	$(111,748,604)	$-	$-	$19,584,838	$399,675
Invesco Liquid Assets Portfolio, Institutional Class	3,447,517	79,703,054	(83,149,003)	(1,460)	(108)	-	281,260
Invesco Treasury Portfolio, Institutional Class	5,480,185	158,625,181	(127,712,691)	-	-	36,392,675	467,102
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,976,168	$136,353,155	$(128,355,872)	$-	$-	$10,973,451	$252,353*
Invesco Private Prime Fund	7,658,868	301,824,133	(280,828,345)	753	(1,130)	28,654,279	696,003*
Total	$24,357,900	$803,043,803	$(731,794,515)	$(707)	$(1,238)	$95,605,243	$2,096,393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,332,215,135	$33,224,206	$—	$3,365,439,341
Money Market Funds	55,977,513	39,627,730	—	95,605,243
Total Investments	$3,388,192,648	$72,851,936	$—	$3,461,044,584
Invesco Charter Fund